Provision for post-employment benefits - Movement in Pension Plan Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit (liability) asset
Net Defined benefit (liability) asset at beginning of year	[1]	£ (159.0)	£ (184.3)
Employer contributions		20.3	37.1	£ 44.9
Administrative expenses		(1.9)	(1.9)	(2.2)
Net Defined Benefit (liability) asset at end of year	[1]	(156.7)	(159.0)	(184.3)
Plan assets [member]
Disclosure of net defined benefit (liability) asset
Net Defined benefit (liability) asset at beginning of year		608.5	840.6	930.0
Interest income on plan assets		14.1	22.4	26.3
Return on plan assets (excluding interest income)		57.2	16.7	(43.9)
Employer contributions		20.3	37.1	44.9
Benefits paid	[2]	(59.6)	(140.8)	(75.6)
(Loss)/gain due to exchange rate movements		(6.8)	(15.7)	23.0
Settlement payments	[3]	(17.0)	(47.4)	(70.4)
Administrative expenses		(1.9)	(2.1)	(3.4)
Transfer to disposal group classified as held for sale			(111.1)
Other	[4]	1.8	8.8	9.7
Net Defined Benefit (liability) asset at end of year		616.6	608.5	840.6
Actual return on plan assets		£ 71.3	£ 39.1	£ (17.6)

[1]	The related deferred tax asset is discussed in note 17.
[2]	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totaled £69.7 million.
[3]	In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.
[4]	Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.